PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Schedule of Property Plant and Equipment (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		R$ 21,239,974
Ending balance		23,019,016		R$ 21,239,974
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		31,392,391		27,525,077
Additions		6,687,120		4,624,509
Write-offs		(877,373)		(488,441)
Transfers		(29,852)	[1]	174,862
Impairment		(6,155)
Exchange differences		233,351		(46,842)
Assets held for sale				(396,774)
Ending balance		37,399,482		31,392,391
Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(10,152,417)		(8,576,641)
Additions		(1,912,928)		(1,754,690)
Write-offs		577,142		247,793
Transfers		(22,468)	[2]	(82,255)
Impairment		(2,777,883)
Exchange differences		(91,912)		11,995
Assets held for sale				1,381
Ending balance		(14,380,466)		(10,152,417)
Land, buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,590,634
Ending balance		1,877,955		1,590,634
Land, buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,217,585		2,135,403
Additions		5,626		11,356
Write-offs		(9,310)		(199,080)
Transfers		299,824	[1]	281,621
Impairment
Exchange differences		54,373		(11,626)
Assets held for sale				(89)
Ending balance		2,568,098		2,217,585
Land, buildings and improvements [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(626,951)		(522,048)
Additions		(57,606)		(76,599)
Write-offs		4,041		17,769
Transfers		5,401	[2]	(49,649)
Impairment
Exchange differences		(15,028)		3,536
Assets held for sale				40
Ending balance		(690,143)		(626,951)
Machines, equipment and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,192,028
Ending balance		2,628,344		1,192,028
Machines, equipment and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,099,263		1,942,798
Additions		3,787		18,671
Write-offs		(81,099)		(34,872)
Transfers		1,823,557	[1]	196,158
Impairment
Exchange differences		101,257		(23,492)
Assets held for sale
Ending balance		3,946,765		2,099,263
Machines, equipment and installations [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(907,235)		(749,237)
Additions		(222,846)		(183,965)
Write-offs		73,206		14,870
Transfers		(6,881)	[2]	5,476
Impairment		(213,621)
Exchange differences		(41,044)		4,684
Assets held for sale				937
Ending balance		(1,318,421)		(907,235)
Wagons and locomotives [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	4,831,568
Ending balance	[1]	4,225,509		4,831,568
Wagons and locomotives [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	8,698,521		7,994,336
Additions	[1]			898
Write-offs	[1]	(519,465)		(118,414)
Transfers	[1]	997,886		821,701
Impairment	[1]
Exchange differences	[1]
Assets held for sale	[1]
Ending balance	[1]	9,176,942		8,698,521
Wagons and locomotives [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	(3,866,953)		(3,357,319)
Additions	[1]	(627,303)		(613,033)
Write-offs	[1]	457,597		110,237
Transfers	[1]	(23,170)	[2]	(6,838)
Impairment	[1]	(891,604)
Exchange differences	[1]
Assets held for sale	[1]
Ending balance	[1]	(4,951,433)		(3,866,953)
Permanent railways [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,341,835
Ending balance		7,103,036		8,341,835
Permanent railways [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,852,330		10,416,500
Additions				710
Write-offs		(209,845)		(116,957)
Transfers		1,171,698	[1]	2,552,077
Impairment
Exchange differences
Assets held for sale
Ending balance		13,814,183		12,852,330
Permanent railways [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(4,510,495)		(3,762,623)
Additions		(938,312)		(806,398)
Write-offs		5,099		89,725
Transfers			[2]	(31,199)
Impairment		(1,267,439)
Exchange differences
Assets held for sale
Ending balance		(6,711,147)		(4,510,495)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,772,576
Ending balance		6,665,904		4,772,576
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,785,955		4,315,087
Additions		6,673,050		4,577,377
Write-offs		(11,116)		(2,157)
Transfers		(4,371,472)	[1]	(3,710,146)
Impairment		(6,155)
Exchange differences		10,534		1,944
Assets held for sale				(396,150)
Ending balance		7,080,796		4,785,955
Construction in progress [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(13,379)		(13,379)
Additions
Write-offs
Transfers			[2]
Impairment		(401,513)
Exchange differences
Assets held for sale
Ending balance		(414,892)		(13,379)
Others assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		511,333
Ending balance		518,268		511,333
Others assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		738,737		720,953
Additions		4,657		15,497
Write-offs		(46,538)		(16,961)
Transfers		48,655	[1]	33,451
Impairment
Exchange differences		67,187		(13,668)
Assets held for sale				(535)
Ending balance		812,698		738,737
Others assets [member] | Depreciation and Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(227,404)		(172,035)
Additions		(66,861)		(74,695)
Write-offs		37,199		15,192
Transfers		2,182	[2]	(45)
Impairment		(3,706)
Exchange differences		(35,840)		3,775
Assets held for sale				404
Ending balance		R$ (294,430)		R$ (227,404)

[1]	On December 31, 2024, assets, mainly wagons and locomotives, at a cost of R$1,390,404 (R$1,390,404 on December 31, 2023), were pledged as collateral to secure bank loans.
[2]	Transfers from property, plant and equipment because of capitalization and other reclassifications of these assets.